CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - GBP (£) £ in Thousands	Total	Share Capital	Capital Reserves	Translation Reserve	Accumulated Losses
Beginning balance at Dec. 31, 2017	£ 52,350	£ 3,500	£ 163,215	£ 2,063	£ (116,428)
Recognition of share-based payments	681		681
Lapse of vested options in the year			(297)		297
Options exercised in the year			(765)		765
Proceeds from shares issued	341	54	287
Transactions with owners recognized directly in equity	1,022	54	(94)		1,062
Loss for the year after taxation	(18,411)				(18,411)
Other comprehensive (expense) income
Foreign exchange differences arising on consolidation of foreign operations	94			94
Total comprehensive expense for the year	(18,317)			94	(18,411)
Ending balance (Adjusted Balance) at Dec. 31, 2018	35,045	3,554	163,121	2,157	(133,787)
Ending balance (Adoption of IFRS 16) at Dec. 31, 2018	(10)				(10)
Ending balance at Dec. 31, 2018	35,055	3,554	163,121	2,157	(133,777)
Recognition of share-based payments	584		584
Options exercised in the year			(1,370)		1,370
Proceeds from shares issued	5,273	365	4,908
Transactions with owners recognized directly in equity	5,857	365	4,122		1,370
Loss for the year after taxation	(19,582)				(19,582)
Other comprehensive (expense) income
Foreign exchange differences arising on consolidation of foreign operations	(411)			(411)
Total comprehensive expense for the year	(19,993)			(411)	(19,582)
Ending balance at Dec. 31, 2019	20,909	3,919	167,243	1,746	(151,999)
Recognition of share-based payments	4,395		4,395
Options exercised in the year			(331)		331
Proceeds from shares issued	15,830	246	15,584
Transactions with owners recognized directly in equity	20,225	246	19,648		331
Loss for the year after taxation	(32,547)				(32,547)
Other comprehensive (expense) income
Foreign exchange differences arising on consolidation of foreign operations	472			472
Total comprehensive expense for the year	(32,075)			472	(32,547)
Ending balance at Dec. 31, 2020	£ 9,059	£ 4,165	£ 186,891	£ 2,218	£ (184,215)